Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
in 000€	Land and buildings	Plant and equipment	Leased assets	Construc- tion in progress	Total
Acquisition value
At January 1, 2016	19,719	33,408	8,933	2,114	64,174
Additions	8	4,916	2,483	7,899	15,306
Acquired from business combinations	−	−	−	−	−
Disposals	(2)	(2,266)	(699)	(6)	(2,973)
Transfers	3	4,180	540	(5,330)	(607)
Currency Translation	69	−	(20)	(25)	24
Other	−	(39)	4	−	(35)
At December 31, 2016	19,797	40,199	11,241	4,652	75,889
Additions	377	10,560	2,246	17,334	30,517
Acquired from business combinations	11,412	8,024	136	414	19,986
Disposals	(31)	(1,046)	(39)	218	(898)
Transfers	11,527	7,439	(425)	(18,914)	(373)
Currency Translation	(185)	(118)	5	88	(210)
Other	(663)	(235)	1,139	(38)	203
At December 31, 2017	42,234	64,823	14,303	3,754	125,114

Depreciation
At January 1, 2016	(4,369)	(18,927)	(2,478)	−	(25,774)
Depreciation charge for the year	(709)	(4,048)	(1,663)	−	(6,420)
Disposals	2	541	669	−	1,212
Transfers	−	117	−	−	117
Currency Translation	(17)	6	2	−	(9)
Other	−	48	−	−	48
At December 31, 2016	(5,093)	(22,263)	(3,470)	−	(30,826)
Depreciation charge for the year	(858)	(5,444)	(2,327)	−	(8,629)
Disposals	15	842	18	−	875
Transfers	521	(444)	296	−	373
Currency Translation	31	166	(1)	−	196
Other	853	64	(1,139)	−	(222)
At December 31, 2017	(4,531)	(27,079)	(6,623)	−	(38,233)

Net book value
At December 31, 2017	37,703	37,744	7,680	3,754	86,881
At December 31, 2016	14,704	17,936	7,771	4,652	45,063
At January 1, 2016	15,350	14,481	6,455	2,114	38,400

in thousands of euros	Land and buildings	Plant and equipment	Leased assets	Construc- tion in progress	Total
Acquisition value
At January 1, 2015	13,268	30,139	7,116	999	51,522
Additions	4,333	4,693	1,200	2,610	12,836
Acquired from business combinations	5	29	306	−	340
Disposals	−	(680)	(325)	−	(1,005)
Transfers	1,824	(1,106)	645	(1,484)	(121)
Currency Translation	289	320	(9)	(11)	589
Other	−	13	−	−	13
At December 31, 2015	19,719	33,408	8,933	2,114	64,174

Depreciation
At January 1, 2015	(2,451)	(16,354)	(2,505)	−	(21,310)
Depreciation charge for the year	(582)	(3,183)	(1,357)	−	(5,122)
Disposals	−	686	44	−	730
Transfers	(1,281)	(12)	1,293	−	−
Currency Translation	(55)	(51)	(1)	−	(107)
Other	−	(13)	48	−	35
At December 31, 2015	(4,369)	(18,927)	(2,478)	−	(25,774)

Net book value
At December 31, 2015	15,350	14,481	6,455	2,114	38,400
At January 1, 2015	10,817	13,785	4,611	999	30,212